Schedule of investments

Delaware Limited-Term Diversified Income Fund March 31, 2020 (Unaudited)

	Principal amount°	Value (US $)
Agency Asset-Backed Securities – 0.00%
Fannie Mae REMIC Trust
Series 2001-W2 AS5 6.473% 10/25/31 f	41	$42
Freddie Mac Structured Pass Through Certificates
Series T-30 A5 8.61% 12/25/30 ⯁ •	3,535	3,768
Total Agency Asset-Backed Securities (cost $3,736)		3,810
Agency Collateralized Mortgage Obligations – 4.34%
Fannie Mae Grantor Trust
Series 2001-T5 A2 6.979% 6/19/41 •	19,596	23,112
Fannie Mae REMICs
Series 2011-105 FP 1.347% (LIBOR01M + 0.40%, Cap
6.50%, Floor 0.40%) 6/25/41 •	1,226,963	1,216,440
Series 2012-128 NP 2.50% 11/25/42	474,968	493,759
Series 2013-4 PL 2.00% 2/25/43	76,000	78,849
Series 2013-52 ZA 3.00% 6/25/43	229,274	238,050
Series 2013-71 ZA 3.50% 7/25/43	312,716	336,376
Series 2015-31 ZD 3.00% 5/25/45	486,662	516,466
Series 2015-89 EZ 3.00% 12/25/45	70,596	71,617
Series 2016-61 ML 3.00% 9/25/46	61,000	66,803
Series 2016-80 JZ 3.00% 11/25/46	154,067	163,676
Series 2016-101 ZP 3.50% 1/25/47	101,946	117,430
Series 2017-16 UW 3.00% 7/25/45	1,225,000	1,348,779
Series 2017-40 GZ 3.50% 5/25/47	39,863	44,774
Series 2017-67 BZ 3.00% 9/25/47	16,207	17,618
Series 2017-94 CZ 3.50% 11/25/47	34,820	39,028
Series 2017-99 DZ 3.50% 12/25/47	287,516	323,577
Freddie Mac REMICs
Series 3067 FA 1.055% (LIBOR01M + 0.35%, Cap
7.00%, Floor 0.35%) 11/15/35 •	1,551,269	1,529,326
Series 3800 AF 1.205% (LIBOR01M + 0.50%, Cap
7.00%, Floor 0.50%) 2/15/41 •	936,039	931,189
Series 4015 MY 3.50% 3/15/42	90,000	99,306
Series 4197 LZ 4.00% 4/15/43	329,530	370,005
Series 4210 Z 3.00% 5/15/43	874,887	869,716
Series 4531 PZ 3.50% 11/15/45	152,421	165,455
Series 4623 YT 2.50% 3/15/46	1,442,246	1,596,795
Series 4625 PZ 3.00% 6/15/46	37,665	40,571
Series 4650 JG 3.00% 11/15/46	1,997,000	2,213,981
Series 4657 JZ 3.50% 2/15/47	24,503	28,124
Series 4695 OZ 3.00% 6/15/47	616,784	665,729
Freddie Mac Structured Pass Through Certificates
Series T-54 2A 6.50% 2/25/43 ⯁	616	750
Series T-58 2A 6.50% 9/25/43 ⯁	379,349	438,913

NQ-022 [3/20] 5/20 (1179311) 1

Schedule of investments

Delaware Limited-Term Diversified Income Fund (Unaudited)

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
GNMA
Series 2013-113 LY 3.00% 5/20/43	17,000	$18,480
Series 2016-49 PZ 3.00% 11/16/45	247,394	267,038
Series 2016-160 VZ 2.50% 11/20/46	32,604	33,051
Series 2017-19 AY 3.00% 2/20/47	30,000	33,399
Series 2017-36 ZC 3.00% 3/20/47	195,835	211,956
Series 2017-52 LE 3.00% 1/16/47	474,000	532,981
Series 2017-56 GZ 3.50% 4/20/47	15,502	18,316
Series 2017-88 PB 3.00% 1/20/47	304,000	332,161
Series 2017-163 KH 3.50% 3/20/44	455,000	485,195
Series 2017-180 MJ 3.00% 12/20/47	298,000	323,839
Series 2018-1 QG 3.00% 6/20/47	829,072	897,579
Series 2018-1 QH 3.00% 12/20/47	466,373	489,609
Total Agency Collateralized Mortgage Obligations (cost $15,824,310)		17,689,818

Agency Commercial Mortgage-Backed Securities – 0.35%
FREMF Mortgage Trust
Series 2011-K15 B 144A 4.961% 8/25/44 #•	95,000	94,769
Series 2014-K717 B 144A 3.63% 11/25/47 #•	245,000	243,301
Series 2014-K717 C 144A 3.63% 11/25/47 #•	80,000	79,618
Series 2016-K722 B 144A 3.843% 7/25/49 #•	430,000	425,373
NCUA Guaranteed Notes Trust
Series 2011-C1 2A 1.546% (LIBOR01M + 0.53%, Cap
8.00%, Floor 0.53%) 3/9/21 •	577,355	573,651
Total Agency Commercial Mortgage-Backed Securities (cost $1,445,782)		1,416,712

Agency Mortgage-Backed Securities – 13.10%
Fannie Mae S. F. 30 yr
3.00% 9/1/47	2,581,570	2,720,211
3.00% 4/1/48	1,902,941	1,995,613
3.00% 1/1/50	3,139,517	3,291,148
3.50% 11/1/48	332,226	351,692
3.50% 6/1/49	794,456	839,831
3.50% 2/1/50	3,859,153	4,078,234
3.50% 3/1/50	104,829	111,779
4.00% 10/1/48	972,611	1,058,034
4.50% 5/1/46	21,695	23,754
4.50% 11/1/47	539,483	591,009
4.50% 9/1/48	3,154,748	3,421,040
4.50% 11/1/49	1,682,461	1,809,067
5.00% 1/1/40	44,935	50,399
5.00% 8/1/49	5,250,877	5,820,114
5.50% 4/1/33	50,973	57,285

2 NQ-022 [3/20] 5/20 (1179311)

(Unaudited)

	Principal amount°	Value (US $)
Agency Mortgage-Backed Securities (continued)
Fannie Mae S. F. 30 yr
5.50% 6/1/33	47,320	$53,217
5.50% 10/1/33	20,882	22,842
5.50% 12/1/33	202,724	229,070
5.50% 2/1/34	92,163	105,230
5.50% 9/1/34	127,345	142,888
5.50% 8/1/37	259,799	293,649
5.50% 1/1/38	265,220	299,746
5.50% 7/1/41	43,629	49,423
5.50% 5/1/44	4,761,878	5,389,069
6.00% 6/1/41	446,825	514,289
6.00% 7/1/41	5,176,474	5,956,743
6.00% 1/1/42	281,810	324,149
Fannie Mae S. F. 30 yr TBA
4.00% 4/1/50	677,000	722,842
5.00% 4/1/50	3,936,000	4,250,111
Freddie Mac ARM
4.555% (LIBOR12M + 1.93%, Cap 10.015%, Floor
1.93%) 8/1/38 •	4,976	5,018
Freddie Mac S. F. 30 yr
3.00% 12/1/48	2,238,398	2,362,792
4.50% 8/1/48	1,914,858	2,072,363
4.50% 4/1/49	418,051	451,533
5.00% 12/1/44	1,616,476	1,791,932
5.00% 7/1/45	454,669	504,270
5.50% 1/1/34	31,008	35,390
5.50% 6/1/34	277,059	311,173
5.50% 6/1/35	72,465	81,922
5.50% 7/1/37	108,438	122,885
5.50% 8/1/37	93,659	105,879
5.50% 10/1/37	92,717	105,067
5.50% 7/1/38	200,617	231,270
5.50% 11/1/38	194,149	222,652
5.50% 4/1/40	39,529	44,003
5.50% 6/1/41	229,792	260,510
6.00% 5/1/39	29,183	33,730
Total Agency Mortgage-Backed Securities (cost $52,296,926)		53,314,867

NQ-022 [3/20] 5/20 (1179311) 3

Schedule of investments

Delaware Limited-Term Diversified Income Fund (Unaudited)

	Principal amount°	Value (US $)
Collateralized Debt Obligation – 0.14%
AMMC CLO
Series 2015-16A XR 144A 2.888% (LIBOR03M + 1.05%)
4/14/29 #•	570,000	$560,567
Total Collateralized Debt Obligation (cost $570,000)		560,567
Convertible Bond – 0.01%
Cheniere Energy 144A 4.875% exercise price $93.64,
maturity date 5/28/21 # ❆	37,000	35,891
Total Convertible Bond (cost $37,324)		35,891

Corporate Bonds – 28.96%
Banking - 10.51%
Banco de Credito del Peru 144A 2.70% 1/11/25 #	200,000	183,750
Banco de Credito e Inversiones 144A 4.00% 2/11/23 #	200,000	201,307
Banco del Estado de Chile 144A 2.704% 1/9/25 #	220,000	205,757
Banco Internacional del Peru 144A 3.375% 1/18/23 #	205,000	195,518
Banco Santander 3.50% 4/11/22	1,600,000	1,583,825
Banco Santander Mexico 144A 4.125% 11/9/22 #	150,000	146,550
Bancolombia 3.00% 1/29/25	215,000	193,448
Bank of America
3.458% 3/15/25 µ	2,845,000	2,938,558
5.625% 7/1/20	645,000	649,081
Bank of Georgia 144A 6.00% 7/26/23 #	200,000	208,091
BBVA Bancomer 144A 6.75% 9/30/22 #	150,000	149,676
Citigroup 4.044% 6/1/24 µ	2,430,000	2,570,296
Citizens Financial Group 2.85% 7/27/26	1,545,000	1,510,366
Credit Suisse Group 144A 2.593% 9/11/25 #µ	2,295,000	2,184,313
Emirates NBD Bank 3.25% 11/14/22	300,000	294,750
Goldman Sachs Group
3.50% 4/1/25	180,000	182,856
6.00% 6/15/20	2,295,000	2,308,901
ICICI Bank 3.25% 9/9/22	320,000	316,059
JPMorgan Chase & Co.
4.023% 12/5/24 µ	4,240,000	4,499,116
4.60%µy	405,000	354,962
KEB Hana Bank 144A 3.375% 1/30/22 #	500,000	517,885
KeyBank
2.40% 6/9/22	250,000	250,984
3.18% 5/22/22	1,335,000	1,340,054
Kookmin Bank 144A 2.875% 3/25/23 #	200,000	207,761
Morgan Stanley
2.75% 5/19/22	1,075,000	1,087,287

4 NQ-022 [3/20] 5/20 (1179311)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Morgan Stanley
2.954% (LIBOR03M + 1.22%) 5/8/24 •	1,605,000	$1,539,790
3.622% 4/1/31 µ	305,000	318,091
PNC Bank 1.206% (LIBOR03M + 0.31%) 6/10/21 •	3,875,000	3,810,266
Popular 6.125% 9/14/23	500,000	466,873
QNB Finance 3.50% 3/28/24	330,000	327,525
Regions Financial
2.75% 8/14/22	370,000	366,321
3.80% 8/14/23	1,070,000	1,085,268
Royal Bank of Scotland Group 8.625%µy	1,285,000	1,259,718
Truist Bank 2.636% 9/17/29 µ	1,465,000	1,405,140
Truist Financial 2.70% 1/27/22	2,785,000	2,802,336
Turkiye Garanti Bankasi 144A 5.25% 9/13/22 #	235,000	219,871
UBS Group 144A 3.00% 4/15/21 #	2,700,000	2,706,033
US Bank
2.05% 10/23/20	450,000	449,672
3.40% 7/24/23	360,000	379,372
USB Capital IX 3.50% (LIBOR03M + 1.02%) y•	1,860,000	1,388,946
		42,806,373
Basic Industry - 2.29%
BMC East 144A 5.50% 10/1/24 #	500,000	486,873
Chemours
6.625% 5/15/23	500,000	428,128
7.00% 5/15/25	100,000	83,876
Equate Petrochemical 144A 3.00% 3/3/22 #	265,000	255,591
First Quantum Minerals 144A 7.50% 4/1/25 #	500,000	419,223
Georgia-Pacific 144A 5.40% 11/1/20 #	3,090,000	3,119,835
Gold Fields Orogen Holdings BVI 144A 5.125% 5/15/24 #	250,000	237,186
Hudbay Minerals 144A 7.25% 1/15/23 #	375,000	329,529
Inversiones CMPC 144A 4.75% 9/15/24 #	200,000	194,134
Joseph T Ryerson & Son 144A 11.00% 5/15/22 #	500,000	468,740
Kraton Polymers 144A 7.00% 4/15/25 #	250,000	223,358
New Enterprise Stone & Lime 144A 10.125% 4/1/22 #	500,000	502,968
Novolipetsk Steel Via Steel Funding DAC 144A
4.50% 6/15/23 #	250,000	253,913
Sociedad Quimica y Minera de Chile 144A
3.625% 4/3/23 #	200,000	191,749
Steel Dynamics 2.80% 12/15/24	1,455,000	1,358,284
Syngenta Finance
144A 3.933% 4/23/21 #	620,000	584,419
144A 4.441% 4/24/23 #	200,000	188,631
		9,326,437

NQ-022 [3/20] 5/20 (1179311) 5

Schedule of investments

Delaware Limited-Term Diversified Income Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Capital Goods - 0.87%
Bombardier 144A 6.00% 10/15/22 #	500,000	$378,750
Carrier Global 144A 2.242% 2/15/25 #	210,000	205,785
Mauser Packaging Solutions Holding 144A
7.25% 4/15/25 #	250,000	191,258
Otis Worldwide 144A 2.056% 4/5/25 #	530,000	519,924
Roper Technologies 2.35% 9/15/24	2,295,000	2,235,459
		3,531,176
Communications - 2.83%
AT&T 1.964% (LIBOR03M + 1.18%) 6/12/24 •	1,985,000	1,844,670
Baidu 3.875% 9/29/23	200,000	207,685
Charter Communications Operating 4.908% 7/23/25	1,515,000	1,635,015
Crown Castle International 5.25% 1/15/23	965,000	1,024,772
CSC Holdings 6.75% 11/15/21	375,000	388,781
Fox 144A 4.03% 1/25/24 #	2,280,000	2,373,321
IHS Netherlands Holdco 144A 7.125% 3/18/25 #	200,000	177,000
Ooredoo International Finance 144A 5.00% 10/19/25 #	200,000	211,588
Radiate Holdco 144A 6.625% 2/15/25 #	155,000	133,105
Sirius XM Radio 144A 4.625% 7/15/24 #	250,000	255,296
Sprint Spectrum 144A 4.738% 3/20/25 #	450,000	462,935
Tencent Holdings 144A 3.28% 4/11/24 #	200,000	207,715
Time Warner Entertainment 8.375% 3/15/23	1,795,000	1,973,067
Turk Telekomunikasyon 144A 4.875% 6/19/24 #	200,000	181,080
Verizon Communications 3.15% 3/22/30	155,000	167,034
VTR Finance 144A 6.875% 1/15/24 #	300,000	274,124
		11,517,188
Consumer Cyclical - 1.08%
El Puerto de Liverpool 144A 3.95% 10/2/24 #	200,000	196,151
Ford Motor Credit 3.087% 1/9/23	1,460,000	1,321,300
Future Retail 144A 5.60% 1/22/25 #	220,000	110,890
General Motors Financial
3.45% 4/10/22	1,195,000	1,104,545
4.15% 6/19/23	1,390,000	1,265,908
JD. com 3.125% 4/29/21	200,000	200,390
Kia Motors 144A 3.00% 4/25/23 #	200,000	200,890
		4,400,074
Consumer Non-Cyclical - 2.39%
AbbVie 144A 2.60% 11/21/24 #	2,400,000	2,443,152
Amgen 2.20% 2/21/27	710,000	709,725
Anheuser-Busch InBev Worldwide 4.15% 1/23/25	2,965,000	3,203,798
Cigna 2.721% (LIBOR03M + 0.89%) 7/15/23 •	2,055,000	1,911,957
CK Hutchison International 17 144A 2.875% 4/5/22 #	275,000	275,432
DP World Crescent 144A 3.908% 5/31/23 #	200,000	191,307

6 NQ-022 [3/20] 5/20 (1179311)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Global Payments 2.65% 2/15/25	535,000	$531,385
Kernel Holding 144A 8.75% 1/31/22 #	235,000	203,186
Teva Pharmaceutical Finance Netherlands III
6.00% 4/15/24	250,000	247,186
		9,717,128
Electric - 4.92%
AEP Texas 2.40% 10/1/22	2,300,000	2,318,234
Ameren 2.70% 11/15/20	3,665,000	3,654,626
Azure Power Energy 144A 5.50% 11/3/22 #	215,000	198,139
Cleveland Electric Illuminating 5.50% 8/15/24	1,430,000	1,668,316
CLP Power Hong Kong Financing 2.875% 4/26/23	200,000	207,038
Duke Energy
1.80% 9/1/21	1,050,000	1,043,650
4.875%µy	570,000	479,196
Engie Energia Chile 144A 4.50% 1/29/25 #	200,000	197,955
Entergy 4.00% 7/15/22	1,050,000	1,078,649
Entergy Louisiana 4.05% 9/1/23	1,125,000	1,151,472
IPALCO Enterprises 3.45% 7/15/20	710,000	709,946
ITC Holdings 2.70% 11/15/22	1,570,000	1,561,087
NRG Energy 144A 3.75% 6/15/24 #	1,200,000	1,191,273
NV Energy 6.25% 11/15/20	2,460,000	2,531,301
State Grid Overseas Investment 2016 144A
2.25% 5/4/20 #	500,000	500,258
Vistra Operations 144A 3.55% 7/15/24 #	1,650,000	1,556,032
		20,047,172
Energy - 2.41%
Cheniere Corpus Christi Holdings 7.00% 6/30/24	1,955,000	1,720,416
Continental Resources 3.80% 6/1/24	1,075,000	544,233
Energy Transfer Operating 5.25% 4/15/29	1,235,000	1,047,939
Greenko Mauritius 144A 6.25% 2/21/23 #	210,000	187,602
KazMunayGas National 144A 4.40% 4/30/23 #	200,000	197,423
Marathon Oil 2.80% 11/1/22	1,050,000	804,715
MPLX 4.875% 12/1/24	1,955,000	1,714,625
Murphy Oil 6.875% 8/15/24	250,000	149,689
ONEOK 7.50% 9/1/23	1,655,000	1,650,073
Petrobras Global Finance 6.25% 3/17/24	260,000	258,116
Petroleos Mexicanos 4.625% 9/21/23	130,000	106,138
Sabine Pass Liquefaction 5.75% 5/15/24	955,000	897,913
Saudi Arabian Oil 144A 2.875% 4/16/24 #	250,000	243,314
Sinopec Group Overseas Development 2018 144A
2.50% 8/8/24 #	245,000	245,636

NQ-022 [3/20] 5/20 (1179311) 7

Schedule of investments

Delaware Limited-Term Diversified Income Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Tullow Oil 144A 6.25% 4/15/22 #	250,000	$63,563
		9,831,395
Finance Companies - 0.69%
Avolon Holdings Funding 144A 3.95% 7/1/24 #	555,000	465,369
BOC Aviation 144A 2.375% 9/15/21 #	400,000	400,957
China Overseas Finance Cayman V 3.95% 11/15/22	205,000	207,745
International Lease Finance 8.625% 1/15/22	1,080,000	1,048,292
Mastercard 3.30% 3/26/27	165,000	179,573
SURA Asset Management 144A 4.875% 4/17/24 #	500,000	493,123
		2,795,059
Insurance - 0.45%
AIA Group 3.125% 3/13/23	210,000	218,985
Equitable Holdings 3.90% 4/20/23	1,620,000	1,616,273
		1,835,258
Real Estate - 0.08%
Arabian Centres Sukuk 144A 5.375% 11/26/24 #	200,000	154,000
Kaisa Group Holdings 144A 11.95% 10/22/22 #	220,000	190,947
		344,947
Services - 0.05%
Shimao Property Holdings 6.125% 2/21/24	200,000	197,993
		197,993
Technology - 0.27%
International Business Machines 3.00% 5/15/24	1,035,000	1,084,335
		1,084,335
Transportation - 0.12%
Adani Ports & Special Economic Zone 144A
3.375% 7/24/24 #	235,000	202,182
Aerovias de Mexico 144A 7.00% 2/5/25 #	200,000	61,500
ASG Finance Designated Activity 144A 7.875% 12/3/24 #	217,000	135,669
Latam Finance 144A 6.875% 4/11/24 #	200,000	90,161
		489,512
Total Corporate Bonds (cost $126,022,020)		117,924,047

Loan Agreements – 1.93%
Air Medical Group Holdings 4.932% (LIBOR02M + 3.25%)
4/28/22 •	77,706	71,878
Alpha US Bidco Tranche B-1 4.45% (LIBOR03M + 3.00%)
1/31/24 •	1,304,871	1,210,267
Applied Systems 1st Lien 4.70% (LIBOR03M + 3.25%)
9/19/24 •	248,794	229,069
AssuredPartners 4.489% (LIBOR01M + 3.50%) 2/12/27 •	263,827	235,465

8 NQ-022 [3/20] 5/20 (1179311)

(Unaudited)

	Principal amount°	Value (US $)
Loan Agreements (continued)
Berry Global Tranche W 2.863% (LIBOR03M + 2.00%)
10/1/22 •	250,000	$241,375
Blue Ribbon 1st Lien 5.655% (LIBOR03M + 4.00%)
11/15/21 •	266,671	211,115
Charter Communications Operating Tranche B2 2.74%
(LIBOR01M + 1.75%) 2/1/27 •	244,358	236,212
Gardner Denver Tranche B-1 2.739% (LIBOR01M +
1.75%) 3/1/27 •	208,267	196,812
Mission Broadcasting Tranche B-3 3.831% (LIBOR01M +
2.25%) 1/17/24 •	204,275	191,814
Nexstar Broadcasting Tranche B-3 3.191% (LIBOR01M +
2.25%) 1/17/24 •	792,036	743,722
ON Semiconductor Tranche B-4 2.989% (LIBOR01M +
2.00%) 9/16/26 •	1,095,558	1,033,248
Russell Investments US Institutional Holdco 3.822%
(LIBOR06M + 2.75%) 6/1/23 •	652,782	605,455
Sprint Communications 3.50% (LIBOR01M + 2.50%)
2/2/24 •	2,425,000	2,415,908
Summit Midstream Partners Holdings 7.00% (LIBOR01M +
6.00%) 5/13/22 •	492,577	236,437
Total Loan Agreements (cost $8,364,649)		7,858,777

Non-Agency Asset-Backed Securities – 25.32%
American Express Credit Account Master Trust
Series 2017-2 A 1.155% (LIBOR01M + 0.45%)
9/16/24 •	270,000	267,311
Series 2017-5 A 1.085% (LIBOR01M + 0.38%)
2/18/25 •	575,000	554,287
Series 2018-5 A 1.045% (LIBOR01M + 0.34%)
12/15/25 •	3,744,000	3,559,731
Series 2018-6 A 3.06% 2/15/24	1,145,000	1,166,134
Series 2019-2 A 2.67% 11/15/24	10,000,000	10,276,853
ARI Fleet Lease Trust
Series 2018-B A2 144A 3.22% 8/16/27 #	703,608	703,322
BA Credit Card Trust
Series 2018-A3 A3 3.10% 12/15/23	700,000	713,549
Barclays Dryrock Issuance Trust
Series 2017-1 A 1.035% (LIBOR01M + 0.33%)
3/15/23 •	2,810,000	2,805,024
BMW Floorplan Master Owner Trust
Series 2018-1 A2 144A 1.025% (LIBOR01M + 0.32%)
5/15/23 #•	1,500,000	1,463,362
Chase Issuance Trust
Series 2016-A3 A3 1.255% (LIBOR01M + 0.55%)
6/15/23 •	6,350,000	6,294,239

NQ-022 [3/20] 5/20 (1179311) 9

Schedule of investments

Delaware Limited-Term Diversified Income Fund (Unaudited)

	Principal amount°	Value (US $)
Non-Agency Asset-Backed Securities (continued)
Chase Issuance Trust
Series 2017-A2 A 1.105% (LIBOR01M + 0.40%)
3/15/24 •	1,300,000	$1,285,716
Series 2018-A1 A1 0.905% (LIBOR01M + 0.20%)
4/17/23 •	1,500,000	1,487,550
Chesapeake Funding II
Series 2017-4A A2 144A 1.045% (LIBOR01M + 0.34%)
11/15/29 #•	769,429	759,684
Citibank Credit Card Issuance Trust
Series 2016-A3 A3 1.495% (LIBOR01M + 0.49%)
12/7/23 •	4,270,000	4,253,643
Series 2017-A7 A7 1.375% (LIBOR01M + 0.37%)
8/8/24 •	11,900,000	11,731,023
Series 2018-A1 A1 2.49% 1/20/23	4,334,000	4,365,639
Series 2018-A2 A2 1.103% (LIBOR01M + 0.33%)
1/20/25 •	7,700,000	7,512,113
CNH Equipment Trust
Series 2019-A A2 2.96% 5/16/22	715,965	714,673
Discover Card Execution Note Trust
Series 2017-A7 A7 1.065% (LIBOR01M + 0.36%)
4/15/25 •	4,965,000	4,703,205
Series 2018-A2 A2 1.035% (LIBOR01M + 0.33%)
8/15/25 •	4,000,000	3,912,892
Series 2018-A3 A3 0.935% (LIBOR01M + 0.23%)
12/15/23 •	2,465,000	2,434,731
Ford Credit Auto Lease Trust
Series 2020-A A2 1.80% 7/15/22	1,470,000	1,459,998
Ford Credit Auto Owner Trust
Series 2017-C A3 2.01% 3/15/22	74,795	74,808
Ford Credit Floorplan Master Owner Trust A
Series 2017-1 A1 2.07% 5/15/22	1,030,000	1,028,808
Series 2017-1 A2 1.125% (LIBOR01M + 0.42%)
5/15/22 •	400,000	398,804
Series 2017-2 A2 1.055% (LIBOR01M + 0.35%)
9/15/22 •	1,000,000	983,296
Great American Auto Leasing
Series 2019-1 A2 144A 2.97% 6/15/21 #	798,820	797,863
Harley-Davidson Motorcycle Trust
Series 2020-A A2A 1.83% 1/17/23	850,000	843,892
HOA Funding
Series 2014-1A A2 144A 4.846% 8/20/44 #	235,850	224,947
Hyundai Auto Lease Securitization Trust
Series 2018-A A3 144A 2.81% 4/15/21 #	361,588	361,477
Hyundai Auto Receivables Trust
Series 2019-B A2 1.93% 7/15/22	750,000	748,162

10 NQ-022 [3/20] 5/20 (1179311)

(Unaudited)

	Principal amount°	Value (US $)
Non-Agency Asset-Backed Securities (continued)
Invitation Homes Trust
Series 2018-SFR1 A 144A 1.50% (LIBOR01M + 0.70%)
3/17/37 #•	1,238,442	$1,130,332
Mercedes-Benz Auto Lease Trust
Series 2019-B A2 2.01% 12/15/21	360,000	359,639
Mercedes-Benz Master Owner Trust
Series 2017-BA A 144A 1.125% (LIBOR01M + 0.42%)
5/16/22 #•	3,540,000	3,539,573
Series 2018-BA A 144A 1.045% (LIBOR01M + 0.34%)
5/15/23 #•	1,200,000	1,196,768
MMAF Equipment Finance
Series 2015-AA A5 144A 2.49% 2/19/36 #	1,429,727	1,425,460
Navistar Financial Dealer Note Master Owner Trust II
Series 2018-1 A 144A 1.577% (LIBOR01M + 0.63%,
Floor 0.63%) 9/25/23 #•	330,000	320,092
Nissan Master Owner Trust Receivables
Series 2017-C A 1.025% (LIBOR01M + 0.32%)
10/17/22 •	890,000	874,326
Series 2019-A A 1.265% (LIBOR01M + 0.56%)
2/15/24 •	1,275,000	1,224,200
Series 2019-B A 1.135% (LIBOR01M + 0.43%)
11/15/23 •	300,000	285,180
PFS Financing
Series 2018-E A 144A 1.155% (LIBOR01M + 0.45%)
10/17/22#•	910,000	877,233
Tesla Auto Lease Trust
Series 2018-B A 144A 3.71% 8/20/21 #	1,196,048	1,201,442
Series 2019-A A2 144A 2.13% 4/20/22 #	2,600,000	2,603,868
Towd Point Mortgage Trust
Series 2015-5 A1B 144A 2.75% 5/25/55 #•	200,745	199,098
Series 2015-6 A1B 144A 2.75% 4/25/55 #•	262,858	260,883
Toyota Auto Receivables Owner Trust
Series 2018-C A2B 0.825% (LIBOR01M + 0.12%)
8/16/21 •	272,098	271,813
Trafigura Securitisation Finance
Series 2017-1A A1 144A 1.555% (LIBOR01M + 0.85%)
12/15/20 #•	3,410,000	3,384,258
Series 2018-1A A1 144A 1.435% (LIBOR01M + 0.73%)
3/15/22 #•	200,000	199,184
Verizon Owner Trust
Series 2017-3A A1A 144A 2.06% 4/20/22 #	254,887	254,885
Series 2017-3A A1B 144A 1.043% (LIBOR01M + 0.27%)
4/20/22 #•	2,383,189	2,373,777
Series 2019-B A1B 1.223% (LIBOR01M + 0.45%)
12/20/23 •	800,000	786,232

NQ-022 [3/20] 5/20 (1179311) 11

Schedule of investments

Delaware Limited-Term Diversified Income Fund (Unaudited)

	Principal amount°	Value (US $)
Non-Agency Asset-Backed Securities (continued)
Volkswagen Auto Loan Enhanced Trust
Series 2018-1 A2B 0.953% (LIBOR01M + 0.18%)
7/20/21 •	56,901	$56,773
Volvo Financial Equipment Master Owner Trust
Series 2017-A A 144A 1.205% (LIBOR01M + 0.50%)
11/15/22 #•	2,000,000	1,932,644
Wheels SPV 2
Series 2018-1A A2 144A 3.06% 4/20/27 #	434,829	434,461
Total Non-Agency Asset-Backed Securities
(cost $104,437,511)		103,078,857

Non-Agency Collateralized Mortgage Obligations – 0.62%
GSMPS Mortgage Loan Trust
Series 1998-2 A 144A 7.75% 5/19/27 #•	22,702	22,088
JPMorgan Mortgage Trust
Series 2014-IVR6 2A4 144A 2.50% 7/25/44 #•	455,000	439,522
Sequoia Mortgage Trust
Series 2014-2 A4 144A 3.50% 7/25/44 #•	189,182	191,135
Silverstone Master Issuer
Series 2018-1A 1A 144A 2.209% (LIBOR03M + 0.39%)
1/21/70 #•	1,860,000	1,823,741
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-AR5 2A1 4.138% 4/25/36 •	43,053	36,516
Total Non-Agency Collateralized Mortgage Obligations (cost $2,545,016)		2,513,002

Non-Agency Commercial Mortgage-Backed Securities – 1.23%
Benchmark Mortgage Trust
Series 2020-B17 A5 2.289% 3/15/53	5,000,000	4,897,889
DB-UBS Mortgage Trust
Series 2011-LC1A C 144A 5.689% 11/10/46 #•	100,000	98,129
Total Non-Agency Commercial Mortgage-Backed Securities (cost $5,352,055)		4,996,018

Sovereign Bonds – 0.66%Δ
Croatia - 0.05%
Croatia Government International Bond 144A
5.50% 4/4/23 #	200,000	210,208
		210,208
Dominican Republic - 0.05%
Dominican Republic International Bond 144A
7.50% 5/6/21 #	200,000	200,602
		200,602

12 NQ-022 [3/20] 5/20 (1179311)

(Unaudited)

	Principal amount°	Value (US $)
Sovereign BondsΔ (continued)
Indonesia - 0.08%
Indonesia Government International Bond 144A
3.375% 4/15/23 #	310,000	$310,654
		310,654
Kenya - 0.05%
Kenya Government International Bond 144A
6.875% 6/24/24 #	200,000	191,415
		191,415
Mongolia - 0.04%
Development Bank of Mongolia 144A 7.25% 10/23/23 #	200,000	172,993
		172,993
Nigeria - 0.05%
Nigeria Government International Bond 5.625% 6/27/22	250,000	217,734
		217,734
Republic of Korea - 0.12%
Export-Import Bank of Korea 2.355% (LIBOR03M +
0.775%) 6/1/23 •	500,000	495,078
		495,078
Saudi Arabia - 0.06%
Kingdom of Saudi Arabia Sukuk 144A 2.894% 4/20/22 #	250,000	251,254
		251,254
Senegal - 0.05%
Senegal Government International Bond 144A
6.25% 7/30/24 #	200,000	188,396
		188,396
Ukraine - 0.06%
Ukraine Government International Bond 144A
7.75% 9/1/20 #	250,000	245,923
		245,923
Uzbekistan - 0.05%
Republic of Uzbekistan Bond 144A 4.75% 2/20/24 #	200,000	197,770
		197,770
Total Sovereign Bonds (cost $2,840,070)		2,682,027

Supranational Bank – 0.12%
Banque Ouest Africaine de Developpement 144A
5.50% 5/6/21 #	500,000	502,819
Total Supranational Bank (cost $529,500)		502,819

US Treasury Obligations – 18.69%
US Treasury Floating Rate Note
0.239% (USBMMY3M + 0.154%) 1/31/22 •	13,315,000	13,315,988

NQ-022 [3/20] 5/20 (1179311) 13

Schedule of investments

Delaware Limited-Term Diversified Income Fund (Unaudited)

	Principal amount°	Value (US $)
US Treasury Obligations (continued)
US Treasury Notes
0.50% 3/31/25	8,655,000	$8,710,615
1.125% 2/28/25	6,840,000	7,096,500
1.375% 1/31/25	6,700,000	7,020,867
1.50% 2/15/30	18,605,000	20,059,606
1.625% 12/31/21	1,640,000	1,680,263
1.75% 12/31/24	4,760,000	5,069,586
1.75% 11/15/29	11,970,000	13,160,454
Total US Treasury Obligations (cost $73,906,820)		76,113,879

	Number of shares
Preferred Stock – 0.33%
Morgan Stanley 5.55% µ	1,180,000	1,038,129
USB Realty 144A 2.978% (LIBOR03M + 1.147%)#•	400,000	300,698
Total Preferred Stock (cost $1,490,000)		1,338,827

Short-Term Investments – 4.43%
Money Market Mutual Funds - 4.43%
BlackRock FedFund – Institutional Shares (seven-day
effective yield 0.33%)	3,606,509	3,606,509
Fidelity Investments Money Market Government
Portfolio – Class I (seven-day effective yield 0.30%)	3,606,509	3,606,509
GS Financial Square Government Fund – Institutional
Shares (seven-day effective yield 0.34%)	3,606,509	3,606,509
Morgan Stanley Government Portfolio – Institutional Share
Class (seven-day effective yield 0.22%)	3,606,509	3,606,509
State Street Institutional US Government Money Market
Fund – Investor Class (seven-day effective yield 0.24%)	3,606,509	3,606,509
		18,032,545
Total Short-Term Investments (cost $18,032,545)		18,032,545
Total Value of Securities – 100.23%
(cost $413,698,264)		408,062,463
Liabilities Net of Receivables and Other Assets – (0.23%) ★		(926,902)
Net Assets Applicable to 49,896,549 Shares Outstanding – 100.00%		$407,135,561

# Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
At March 31, 2020, the aggregate value of Rule 144A securities was $62,982,132, which represents
15.47% of the Fund’s net assets.
⯁ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
❆ PIK. 100% of the income received was in the form of cash.

14 NQ-022 [3/20] 5/20 (1179311)

(Unaudited)

★ Of this amount, $71,225 represents cash collateral posted for futures contracts and $164,599 represents cash collateral posted for centrally cleared swap contracts.

° Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
Δ Securities have been classified by country of origin.

µ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2020.
Rate will reset at a future date.
y No contractual maturity date.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at
March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M,
LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.
f Step coupon bond. Stated rate in effect at March 31, 2020 through maturity date.

The following futures contracts and swap contracts were outstanding at March 31, 2020:

Futures Contracts
Variation
Margin
			Notional		Value/		Due from
	Notional		Cost	Expiration	Unrealized		(Due to)
Contracts to Buy (Sell)		Amount	(Proceeds)	Date	Depreciation		Brokers
(70) US Treasury 5 yr Notes	$(8,775,156)		$(8,732,498)	6/30/20	$(42,658	) $	3,281
Swap Contracts
CDS Contracts[1]
Variation
				Upfront			Margin
Reference Obligation/		Annual		Payments			Due from
Termination Date/	Notional	Protection		Paid	Unrealized		(Due to)
Payment Frequency	Amount[2]	Payments	Value	(Received)	Appreciation[3]		Brokers
Centrally Cleared/
Protection Purchased:
CDX. NA. HY. 33[4]
12/20/24-
Quarterly	9,800,000	5.00%	$597,492	$ (538,784)	$1,136,276		$(116,064)

NQ-022 [3/20] 5/20 (1179311) 15

Schedule of investments

Delaware Limited-Term Diversified Income Fund (Unaudited)

The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in these financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the variation margin is reflected in the Fund’s net assets.

1A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party
(seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.

2Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.

3Unrealized appreciation (depreciation) does not include periodic interest payments on swap contracts accrued daily in the amount of $294,237.

4Markit’s CDX.NA.HY.33 Index, is composed of 100 liquid North American entities with high yield credit ratings that trade in the CDS market. Credit-quality rating are measured on a scale that generally ranges from BB (highest) to B (lowest).

Summary of abbreviations:
ARM – Adjustable Rate Mortgage
CDS – Credit Default Swap
CDX.NA.HY – Credit Default Swap Index North American High-Yield
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
DB – Deutsche Bank
FREMF – Freddie Mac Multifamily
GNMA – Government National Mortgage Association
GSMPS – Goldman Sachs Reperforming Mortgage Securities
ICE – Intercontinental Exchange
LIBOR – London interbank offered rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR02M – ICE LIBOR USD 2 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
LIBOR12M – ICE LIBOR USD 12 Month
NCUA – National Credit Union Administration
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
TBA – To be announced
USBMMY3M – US Treasury 3 Month Bill Money Market Yield
USD – US Dollar

16 NQ-022 [3/20] 5/20 (1179311)